UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Mid Cap Growth Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2022 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	33.02%
Industrial	19.86
Technology	17.69
Consumer, Cyclical	13.71
Financial	5.55
Communications	3.82
Energy	1.65
Basic Materials	0.73
Government Money Market Mutual Funds	0.33
Short Term Investments	3.64
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 745.40	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.36
Investor Class
Actual	$1,000.00	$ 744.20	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.11
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class shares and 1.02% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.73%
135,400	RPM International Inc	$ 10,658,688
Communications — 3.78%
243,800	Corning Inc	7,682,138
59,600	DoorDash Inc Class A(a)	3,824,532
164,696	Farfetch Ltd Class A(a)	1,179,223
233,400	Liberty Media Corp-Liberty Formula One Class C(a)	14,813,898
81,400	Match Group Inc(a)	5,672,766
72,500	Spotify Technology SA(a)	6,802,675
280,300	Trade Desk Inc Class A(a)	11,741,767
66	Venture Global LNG Inc Series B(a)(b)(c)	392,711
410	Venture Global LNG Inc Series C(a)(b)(c)	2,439,570
206,588	Vimeo Inc(a)	1,243,660
		55,792,940
Consumer, Cyclical — 13.47%
162,600	Bath & Body Works Inc	4,377,192
135,500	Burlington Stores Inc(a)	18,459,165
84,000	Casey's General Stores Inc	15,538,320
12,200	Chipotle Mexican Grill Inc(a)	15,948,572
19,300	Deckers Outdoor Corp(a)	4,928,255
103,000	Dollar General Corp	25,280,320
67,700	Dollar Tree Inc(a)	10,551,045
29,900	Domino's Pizza Inc	11,652,329
219,900	DraftKings Inc Class A(a)(d)	2,566,233
43,400	Five Below Inc(a)	4,922,862
173,400	Hilton Worldwide Holdings Inc	19,323,696
11,000	Lululemon Athletica Inc(a)	2,998,710
447,200	MGM Resorts International	12,946,440
135,591	Olaplex Holdings Inc(a)	1,910,477
18,900	O'Reilly Automotive Inc(a)	11,940,264
216,673	Rivian Automotive Inc Class A(a)(d)	5,577,163
70,500	Ross Stores Inc	4,951,215
429,900	Southwest Airlines Co(a)	15,527,988
40,300	Vail Resorts Inc	8,787,415
48,793	Warby Parker Inc Class A(a)(d)	549,409
		198,737,070
Consumer, Non-Cyclical — 32.73%
276,200	Acadia Healthcare Co Inc(a)	18,679,406
65,505	agilon health Inc(a)(d)	1,429,974
171,400	Alcon Inc(d)	11,979,146
122,000	Alkermes PLC(a)	3,634,380
88,100	Alnylam Pharmaceuticals Inc(a)	12,849,385
40,675	Apellis Pharmaceuticals Inc(a)	1,839,324
35,280	Argenx SE ADR(a)(d)	13,366,887
769,300	Avantor Inc(a)	23,925,230
102,000	Avery Dennison Corp	16,510,740
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
20,359	Boston Beer Co Inc Class A(a)	$ 6,168,166
92,200	Bright Horizons Family Solutions Inc(a)	7,792,744
379,100	Bruker Corp	23,792,316
373,700	Catalent Inc(a)	40,094,273
617,683	Clarivate PLC(a)	8,561,086
65,800	Cooper Cos Inc	20,603,296
220,058	CoStar Group Inc(a)	13,293,704
21,712	CRISPR Therapeutics AG(a)	1,319,438
89,800	DENTSPLY SIRONA Inc	3,208,554
162,600	Elanco Animal Health Inc(a)	3,191,838
81,200	Equifax Inc	14,841,736
80,700	Exact Sciences Corp(a)	3,178,773
124,600	Exelixis Inc(a)	2,594,172
91,700	FleetCor Technologies Inc(a)	19,267,087
636,700	Hologic Inc(a)	44,123,310
48,900	ICU Medical Inc(a)	8,038,671
231,100	Ionis Pharmaceuticals Inc(a)	8,555,322
24,800	MarketAxess Holdings Inc	6,349,048
27,400	Molina Healthcare Inc(a)	7,661,314
817,600	Multiplan Corp(a)(d)	4,488,624
67,700	Neurocrine Biosciences Inc(a)	6,599,396
36,900	Paylocity Holding Corp(a)	6,436,098
122,000	Perrigo Co PLC	4,949,540
126,683	QuidelOrtho Corp(a)	12,311,054
213,600	Reynolds Consumer Products Inc	5,824,872
40,700	Seagen Inc(a)	7,201,458
121,853	Teleflex Inc	29,957,560
171,900	Terminix Global Holdings Inc(a)	6,987,735
203,100	TransUnion	16,245,969
150,213	TreeHouse Foods Inc(a)	6,281,908
40,600	Ultragenyx Pharmaceutical Inc(a)	2,422,196
75,900	Verisk Analytics Inc	13,137,531
43,298	West Pharmaceutical Services Inc	13,092,016
		482,785,277
Energy — 1.63%
59,600	Cheniere Energy Inc	7,928,588
189,600	Coterra Energy Inc	4,889,784
40,600	Pioneer Natural Resources Co	9,057,048
133,600	Shoals Technologies Group Inc Class A(a)	2,201,728
		24,077,148
Financial — 5.50%
107,300	Assurant Inc	18,546,805
193,300	Axis Capital Holdings Ltd	11,035,497
94,900	Cboe Global Markets Inc	10,741,731
64,900	Kemper Corp	3,108,710
351,500	KKR & Co Inc	16,270,935
53,750	Raymond James Financial Inc	4,805,788

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
243,900	Tradeweb Markets Inc Class A	$ 16,646,175
		81,155,641
Industrial — 19.68%
254,500	Agilent Technologies Inc	30,226,965
147,900	Amphenol Corp Class A	9,521,802
468,407	Ball Corp(a)	32,212,350
203,300	BWX Technologies Inc	11,199,797
122,000	Cognex Corp	5,187,440
160,484	Enovis Corp(a)	8,826,620
160,484	Esab Corp	7,021,175
271,000	Fortive Corp	14,736,980
67,800	IDEX Corp	12,314,514
745,200	Ingersoll Rand Inc	31,358,016
137,000	JB Hunt Transport Services Inc	21,573,390
139,500	Keysight Technologies Inc(a)	19,230,075
11,400	Littelfuse Inc	2,896,056
47,468	Martin Marietta Materials Inc	14,204,324
271,000	National Instruments Corp	8,463,330
286,900	Sealed Air Corp	16,559,868
623,600	Textron Inc	38,083,252
54,200	Waste Connections Inc	6,718,632
		290,334,586
Technology — 17.49%
59,600	Atlassian Corp PLC Class A(a)	11,169,040
40,200	Bill.com Holdings Inc(a)	4,419,588
200,300	Black Knight Inc(a)	13,097,617
32,500	Broadridge Financial Solutions Inc	4,632,875
758,935	CCC Intelligent Solutions Holdings Inc(a)(d)	6,982,202
94,900	Ceridian HCM Holding Inc(a)	4,467,892
31,771	Clear Secure Inc Class A(a)(d)	635,420
62,300	Crowdstrike Holdings Inc Class A(a)	10,501,288
82,400	DocuSign Inc(a)	4,728,112
94,800	Doximity Inc Class A(a)(d)	3,300,936
12,200	Fair Isaac Corp(a)	4,890,980
453,500	Fortinet Inc(a)	25,659,030
72,600	KLA Corp	23,165,208
130,100	Lattice Semiconductor Corp(a)	6,309,850
59,600	Leidos Holdings Inc	6,002,316
582,700	Marvell Technology Inc	25,364,931
603,900	Microchip Technology Inc	35,074,513
49,200	nCino Inc(a)	1,521,264
166,900	Playtika Holding Corp(a)	2,209,756
94,900	PTC Inc(a)	10,091,666
34,800	Roper Technologies Inc	13,733,820
94,876	SentinelOne Inc Class A(a)(d)	2,213,457
48,800	Synopsys Inc(a)	14,820,560
57,088	Thoughtworks Holding Inc(a)	805,511
101,600	Veeva Systems Inc Class A(a)	20,120,864
Shares		Fair Value
Technology — (continued)
32,500	Wolfspeed Inc(a)	$ 2,062,125
		257,980,821
TOTAL COMMON STOCK — 95.01% (Cost $1,234,331,538)		$1,401,522,171
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.12%
3,843	Maplebear Inc DBA Instacart Series I 0.00%(b)(c)	275,120
47,688	Sila Nanotechnologies Inc Series F 0.00%(b)(c)	1,486,435
		1,761,555
Technology — 0.04%
3,651	Databricks Inc Series G 0.00%(b)(c)	605,628
TOTAL CONVERTIBLE PREFERRED STOCK — 0.16% (Cost $3,096,163)		$ 2,367,183
GOVERNMENT MONEY MARKET MUTUAL FUNDS
417,000	BlackRock FedFund Institutional Class(e), 1.32%(f)	417,000
1,836,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(e), 1.46%(f)	1,836,000
417,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 1.38%(f)	417,000
417,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.84%(f)	417,000
1,766,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(e), 1.38%(f)	1,766,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.33% (Cost $4,853,000)		$ 4,853,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.27%
$33,500,000	Federal Home Loan Bank(g) 1.01%, 07/01/2022	$ 33,500,000
Repurchase Agreements — 1.34%
5,850,955	Undivided interest of 11.49% in a repurchase agreement (principal amount/value $51,006,030 with a maturity value of $51,008,198) with Scotia Capital (USA) Inc, 1.53%, dated 6/30/22 to be repurchased at $5,850,955 on 7/1/22 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 7.00%, 2/15/24 - 1/20/64, with a value of $52,028,378.(e)	5,850,955
2,232,072	Undivided interest of 44.37% in a repurchase agreement (principal amount/value $5,034,728 with a maturity value of $5,034,942) with Credit Agricole Securities (USA) Inc, 1.53%, dated 6/30/22 to be repurchased at $2,232,072 on 7/1/22 collateralized by Government National Mortgage Association securities, 2.50%, 7/20/51, with a value of $5,135,423.(e)	2,232,072
5,850,955	Undivided interest of 5.37% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $5,850,955 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(e)	5,850,955
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 5,850,955	Undivided interest of 5.40% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $5,850,955 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(e)	$ 5,850,955
		19,784,937
TOTAL SHORT TERM INVESTMENTS — 3.61% (Cost $53,284,937)		$ 53,284,937
TOTAL INVESTMENTS — 99.11% (Cost $1,295,565,638)		$1,462,027,291
OTHER ASSETS & LIABILITIES, NET — 0.89%		$ 13,147,723
TOTAL NET ASSETS — 100.00%		$1,475,175,014

(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	All or a portion of the security is on loan at June 30, 2022.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2022.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
At June 30, 2022, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Venture Global LNG Inc Series B(a)(b)	03/08/2018	$199,320	$392,711	0.03%
Venture Global LNG Inc Series C(a)(b)	10/16/2017-03/08/2018	1,504,805	2,439,570	0.17
Convertible Preferred Stock
Databricks Inc Series G(b)	02/01/2021	647,570	605,628	0.04
Maplebear Inc DBA Instacart Series I(b)	02/26/2021	480,375	275,120	0.02
Sila Nanotechnologies Inc Series F(b)	01/07/2021	1,968,218	1,486,435	0.10
		$4,800,288	$5,199,464	0.36%
(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $23,534,957 of securities on loan)(a)	$1,442,242,354
Repurchase agreements, fair value(b)	19,784,937
Cash	30,512,622
Dividends receivable	263,338
Subscriptions receivable	864,631
Receivable for investments sold	12,141,156
Total Assets	1,505,809,038
LIABILITIES:
Payable for director fees	7,369
Payable for investments purchased	2,128,717
Payable for other accrued fees	60,671
Payable for shareholder services fees	200,889
Payable to investment adviser	819,984
Payable upon return of securities loaned	24,637,937
Redemptions payable	2,778,457
Total Liabilities	30,634,024
NET ASSETS	$1,475,175,014
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,718,600
Paid-in capital in excess of par	1,199,960,761
Undistributed/accumulated earnings	260,495,653
NET ASSETS	$1,475,175,014
NET ASSETS BY CLASS
Investor Class	$669,086,321
Institutional Class	$806,088,693
CAPITAL STOCK:
Authorized
Investor Class	125,000,000
Institutional Class	440,000,000
Issued and Outstanding
Investor Class	22,064,327
Institutional Class	125,121,677
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$30.32
Institutional Class	$6.44
(a) Cost of investments	$1,275,780,701
(b) Cost of repurchase agreements	$19,784,937
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Income from securities lending	$40,302
Dividends	4,256,664
Foreign withholding tax	(15,772)
Total Income	4,281,194
EXPENSES:
Management fees	5,561,332
Shareholder services fees – Investor Class	1,352,988
Shareholder services fees – Class L(a)	3,401
Audit and tax fees	15,017
Custodian fees	24,656
Director's fees	16,257
Distribution fees – Class L(a)	2,404
Legal fees	2,449
Pricing fees	350
Registration fees	62,186
Shareholder report fees	7,942
Transfer agent fees	9,342
Other fees	6,545
Total Expenses	7,064,869
Less amount waived by investment adviser	29,992
Net Expenses	7,034,877
NET INVESTMENT LOSS	(2,753,683)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	53,942,757
Net Realized Gain	53,942,757
Net change in unrealized depreciation on investments	(565,268,245)
Net Change in Unrealized Depreciation	(565,268,245)
Net Realized and Unrealized Loss	(511,325,488)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(514,079,171)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West T. Rowe Price Mid Cap Growth Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment loss	$(2,753,683)	$(7,102,486)
Net realized gain	53,942,757	252,512,101
Net change in unrealized appreciation (depreciation)	(565,268,245)	39,050,544
Net Increase (Decrease) in Net Assets Resulting from Operations	(514,079,171)	284,460,159
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(40,038,349)
Class L(a)	-	(1,162,759)
Institutional Class	-	(231,521,223)
From Net Investment Income and Net Realized Gains	0	(272,722,331)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	177,826,833	295,609,570
Class L(a)	56,055	250,576
Institutional Class	97,610,760	253,353,269
Shares issued in reinvestment of distributions
Investor Class	-	40,038,349
Class L(a)	-	1,162,759
Institutional Class	-	231,521,223
Shares redeemed
Investor Class	(147,185,504)	(275,788,663)
Class L(a)	(3,083,208)	(1,310,118)
Institutional Class	(147,924,796)	(513,710,972)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(22,699,860)	31,125,993
Total Increase (Decrease) in Net Assets	(536,779,031)	42,863,821
NET ASSETS:
Beginning of Period	2,011,954,045	1,969,090,224
End of Period	$1,475,175,014	$2,011,954,045
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,003,560	7,278,791
Class L(a)	11,784	36,742
Institutional Class	13,299,580	25,864,366
Shares issued in reinvestment of distributions
Investor Class	-	972,914
Class L(a)	-	200,015
Institutional Class	-	25,712,536
Shares redeemed
Investor Class	(4,263,365)	(6,873,852)
Class L(a)	(686,761)	(184,244)
Institutional Class	(20,057,708)	(51,892,608)
Net Increase (Decrease)	(6,692,910)	1,114,660
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$40.74	(0.09)	(10.33)	(10.42)	—	—	—	$30.32	(25.58%) (d)
12/31/2021	$37.22	(0.23)	5.75	5.52	(0.07)	(1.93)	(2.00)	$40.74	14.83%
12/31/2020	$30.83	(0.11)	7.52	7.41	—	(1.02)	(1.02)	$37.22	24.11%
12/31/2019	$24.00	(0.02)	7.52	7.50	(0.00) (e)	(0.67)	(0.67)	$30.83	31.28%
12/31/2018	$26.08	(0.03)	(0.58)	(0.61)	(0.02)	(1.45)	(1.47)	$24.00	(2.33%)
12/31/2017	$22.12	(0.06)	5.46	5.40	(0.08)	(1.36)	(1.44)	$26.08	24.43%
Institutional Class
6/30/2022(Unaudited)	$ 8.64	(0.01)	(2.19)	(2.20)	—	—	—	$ 6.44	(25.46%) (d)
12/31/2021	$ 9.25	(0.02)	1.43	1.41	(0.09)	(1.93)	(2.02)	$ 8.64	15.26%
12/31/2020	$ 8.28	(0.00) (e)	2.01	2.01	(0.02)	(1.02)	(1.04)	$ 9.25	24.52%
12/31/2019	$ 6.85	0.02	2.15	2.17	(0.07)	(0.67)	(0.74)	$ 8.28	31.73%
12/31/2018	$ 8.65	0.02	(0.19)	(0.17)	(0.18)	(1.45)	(1.63)	$ 6.85	(1.99%)
12/31/2017	$ 8.11	0.01	2.01	2.02	(0.12)	(1.36)	(1.48)	$ 8.65	24.99%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2022(Unaudited)	$ 669,086	1.03% (g)	1.02% (g)	(0.51%) (g)	17% (d)
12/31/2021	$ 868,785	1.02%	1.02%	(0.57%)	21%
12/31/2020	$ 742,366	1.02%	1.02%	(0.36%)	28%
12/31/2019	$ 787,200	1.02%	1.02%	(0.07%)	30%
12/31/2018	$ 655,816	1.02%	1.02%	(0.10%)	38%
12/31/2017	$ 810,369	1.03%	1.02%	(0.25%)	37%
Institutional Class
06/30/2022(Unaudited)	$ 806,089	0.67% (g)	0.67% (g)	(0.17%) (g)	17% (d)
12/31/2021	$1,139,527	0.67%	0.67%	(0.22%)	21%
12/31/2020	$1,222,584	0.67%	0.67%	(0.01%)	28%
12/31/2019	$1,163,973	0.67%	0.67%	0.28%	30%
12/31/2018	$ 770,022	0.67%	0.67%	0.26%	38%
12/31/2017	$ 580,994	0.68%	0.67%	0.11%	37%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but were redesignated into Investor Class shares on April 22, 2022. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2022

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2022

As of June 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,398,689,890	$ —	$ 2,832,281	$ 1,401,522,171
Convertible Preferred Stock	—	—	2,367,183	2,367,183
Government Money Market Mutual Funds	4,853,000	—	—	4,853,000
Short Term Investments	—	53,284,937	—	53,284,937
Total Assets	$ 1,403,542,890	$ 53,284,937	$ 5,199,464	$ 1,462,027,291
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2022

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$1,298,389,989
Gross unrealized appreciation on investments	334,204,031
Gross unrealized depreciation on investments	(170,566,729)
Net unrealized appreciation on investments	$163,637,302
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective March 7, 2022, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.65% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Prior to March 7, 2022, the Adviser received monthly compensation at the annual rate of 0.66% of the Fund’s average daily net assets.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.67% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$31,555	$45,382	$24,073	$29,992	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.

Semi-Annual Report - June 30, 2022

Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Class L shares of the Fund were redesignated into Investor Class shares on April 22, 2022.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. Prior to April 22, 2022, the Fund had entered into a plan of distribution which provided for compensation for distribution of Class L shares and for the provision of services to Class L shareholders. The distribution plan provided for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. Class L shares of the Fund were redesignated into Investor Class shares on April 22, 2022.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $283,823,723 and $322,975,406, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $23,534,957 and received collateral as reported on the Statement of Assets and Liabilities of $24,637,937 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2022

6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West T. Rowe Price Mid Cap Growth Fund changed its name to the Empower T. Rowe Price Mid Cap Growth Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West T. Rowe Price Mid Cap Growth Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and T. Rowe Price Investment Management, Inc. (“TRPIM” or the “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, TRPIM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
In reviewing the Sub-Advisory Agreement, Board recalled that, at a meeting held on December 7-8, 2021 (the “December Board Meeting”), representatives of GWCM discussed the then-anticipated transition of the small- and mid-cap portfolio management teams from T. Rowe Price Associates, Inc. to an affiliate, TRPIM, including the personnel providing portfolio management services to the Fund. In this connection, at the December Board Meeting, the Adviser recommended, and the Board, including a majority of the Independent Directors, unanimously approved the Sub-Advisory Agreement with TRPIM. The Board considered the continuation of the Sub-Advisory Agreement at the April Board Meeting to align with the Board’s annual contract review process.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2021 were in the second, fifth, fourth and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), which, as to the annualized returns for the one-year period ended December 31, 2021, exceeded the performance universe median, and for the ten-year period ended December 31, 2021, was slightly below the performance universe median, with a specific ranking in the 54th percentile. As to the Fund’s Institutional Class, the Board observed that although annualized returns for the three- and five-year periods ended December 31, 2021 were in the fifth and fourth quintiles, respectively, of its performance universe, the annualized returns for the one-year period ended December 31, 2021 exceeded its performance universe median, ranking in the second quintile. The Board also noted that the Fund underperformed its benchmark index for each period reviewed, with the exception of the Fund’s annualized returns for each class for the one-year period ended December 31, 2021, that exceeded the benchmark index.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In evaluating the performance data, the Board also considered the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things. Also taken into account was the Sub-Adviser’s performance attribution commentary, including, among other things, sector allocations and weightings, as well as the firm’s investment discipline, as risk-aware, valuation sensitive growth investors in contrast to the significant recent outperformance of “growth at any price” mid-cap companies not favored by the Sub-Adviser.
The Board also considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly-disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than its respective peer group median contractual management fee. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the peer group median expense ratio, ranking in the first quintile of its peer group for the Fund’s Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), and, with respect to the Fund’s Investor Class, ranking in the second quintile of its peer group. In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. As to the fees charged by the Sub-Adviser to other clients with similar objectives and policies as the Fund, the Board received information from the Sub-Adviser regarding its standard fee schedule for actively managed non-investment company U.S. mid-cap growth separate accounts using an investment strategy similar to the Fund, as well as the fees charged by the Sub-Adviser to its retail mutual fund and other sub-advised mutual funds it manages in the same investment style as the Fund. The Board reviewed the foregoing and the Sub-Adviser’s statements regarding the process for negotiating sub-advisory fee schedules with unaffiliated advisers and certain differences in fee schedules resulting from this process. Taking into account the foregoing, the Board noted that the fees charged by the Sub-Adviser for these other accounts and products identified as comparable to the Fund appeared to be competitive to the fees charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. With respect to the Sub-Adviser, the Board considered the firm’s statement that it would be extremely difficult to assign the costs and expenses associated with its services and personnel to the Fund and, for this reason, it does not generally prepare fund or account-level profitability analyses for subadvisory relationships. The Board noted that since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that although there are no breakpoints in the management fee or sub-advisory fee schedules under the Agreements, GWCM and the Sub-Adviser have implemented a relationship pricing discount based on the combined assets of the Fund and another series of the Company sub-advised by the Sub-Adviser (together, the “T. Rowe Price Sub-Advised Funds”), which reduces the sub-advisory fees at specified combined asset levels as the assets of the T. Rowe Price Sub-Advised Funds increase. In considering the foregoing, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and that the arrangements between GWCM and the Sub-Adviser are negotiated at arm’s length. The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that such portion was below that of the Fund’s peer group. In addition, the Board recalled its observation that the Contractual Management Fee for each class of the Fund was lower than the median contractual management fee of its peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser did not identify any such ancillary benefits.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022